Supplementary Financial Statement Information - Schedule of Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Income (Expenses), Net [Abstract]
Interest income	$ 792	$ 1,069	$ 1,565
Exchange differences, net	1,149	(182)	(1,224)
Bank commissions and other expenses	(13)	(13)	(14)
Finance income (expenses), net	$ 1,928	$ 874	$ 327